GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Australia – 10.3%
2,509	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$ 46,409
38,172	APA Group (Gas Utilities)	234,870
316,855	Aurizon Holdings Ltd. (Road & Rail)	700,772
52,370	Australia & New Zealand Banking Group Ltd. (Banks)	766,634
47,767	BHP Group Ltd. (Metals & Mining)	1,187,398
36,464	Coles Group Ltd. (Food & Staples Retailing)	384,417
11,774	Commonwealth Bank of Australia (Banks)	684,952
809	CSL Ltd. (Biotechnology)	147,130
127,784	Fortescue Metals Group Ltd. (Metals & Mining)	1,371,806
181,652	Medibank Pvt. Ltd. (Insurance)	406,021
121,850	National Australia Bank Ltd. (Banks)	2,256,136
29,816	Origin Energy Ltd. (Electric Utilities)	98,928
8,515	Rio Tinto Ltd. (Metals & Mining)	515,092
11,619	Rio Tinto PLC (Metals & Mining)	628,656
34,840	Rio Tinto PLC ADR(a) (Metals & Mining)	1,918,290
9,879	Sonic Healthcare Ltd. (Health Care Providers & Services)	192,692
53,227	Transurban Group (Transportation Infrastructure)	420,356
31,746	Wesfarmers Ltd. (Multiline Retail)	867,889
20,881	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	426,630

		13,255,078

Belgium – 0.8%
5,380	Ageas SA (Insurance)	196,218
77,959	Proximus SADP (Diversified Telecommunication Services)	808,284

		1,004,502

Brazil – 0.3%
11,034	Yara International ASA (Chemicals)	387,240

China – 0.4%
50,600	Budweiser Brewing Co. APAC Ltd.(b) (Beverages)	131,765
7,383	Prosus NV* (Internet & Direct Marketing Retail)	384,113

		515,878

Denmark – 3.1%
7,006	Ambu A/S Class B (Health Care Equipment & Supplies)	60,876
395	AP Moller - Maersk A/S Class A (Marine)	697,871
430	AP Moller - Maersk A/S Class B (Marine)	781,408
6,157	Coloplast A/S Class B (Health Care Equipment & Supplies)	625,701
1	Danske Bank A/S (Banks)	12

Shares	Description	Value

Common Stocks (continued)
Denmark (continued)
16,508	Novo Nordisk A/S Class B (Pharmaceuticals)	$ 1,644,491
9,064	Vestas Wind Systems A/S (Electrical Equipment)	166,894

		3,977,253

Finland – 3.2%
16,318	Fortum Oyj (Electric Utilities)	219,266
5,220	Kesko Oyj Class B (Food & Staples Retailing)	97,389
7,102	Kone Oyj Class B (Machinery)	273,629
7,263	Neste Oyj (Oil, Gas & Consumable Fuels)	316,591
184,503	Nordea Bank Abp (Banks)	1,579,018
4,735	Orion Oyj Class B (Pharmaceuticals)	199,379
26,041	Sampo Oyj Class A (Insurance)	1,111,732
3	Stora Enso Oyj Class R (Paper & Forest Products)	38
16,505	Valmet Oyj (Machinery)	333,669

		4,130,711

France – 10.1%
4,658	Airbus SE (Aerospace & Defense)	401,521
8,762	Amundi SA(b) (Capital Markets)	364,770
31,098	BNP Paribas SA (Banks)	1,313,556
21,873	Bouygues SA (Construction & Engineering)	572,165
1,595	Capgemini SE (IT Services)	255,360
152,110	Credit Agricole SA (Banks)	1,234,833
21,499	Danone SA (Food Products)	1,016,587
3,705	Dassault Systemes SE (Software)	127,915
3,681	Edenred (IT Services)	169,586
120	Hermes International (Textiles, Apparel & Luxury Goods)	141,134
974	Kering SA (Textiles, Apparel & Luxury Goods)	432,016
2,385	L’Oreal SA (Personal Products)	762,585
4,117	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,427,279
4,048	Orange SA (Diversified Telecommunication Services)	36,612
2,445	Pernod Ricard SA (Beverages)	448,545
6,820	Publicis Groupe SA (Media)	323,150
345	Safran SA (Aerospace & Defense)	31,392
12,911	Sanofi (Pharmaceuticals)	983,127
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	168,092
24,616	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,154,848
1,528	Unibail-Rodamco-Westfield* (Equity Real Estate Investment Trusts (REITs))	63,229
8,158	Vinci SA (Construction & Engineering)	659,662
1	Vivendi SE (Media)	8

		13,087,972

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Germany – 7.5%
1,665	Allianz SE (Insurance)	$ 262,295
24,132	BASF SE (Chemicals)	926,147
7,182	Bayer AG (Pharmaceuticals)	330,907
29,535	Bayerische Motoren Werke AG (Automobiles)	1,952,328
1,503	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	156,123
27,689	Covestro AG(b) (Chemicals)	791,675
11,048	Deutsche Post AG (Air Freight & Logistics)	332,983
101	HelloFresh SE* (Food & Staples Retailing)	2,114
1,207	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	26,414
659	LEG Immobilien SE (Real Estate Management & Development)	39,335
25,876	Mercedes-Benz Group AG (Automobiles)	1,308,472
2	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	481
1,426	Nemetschek SE (Software)	67,687
2,632	Puma SE (Textiles, Apparel & Luxury Goods)	121,757
12,934	SAP SE (Software)	1,054,058
12,579	Siemens AG (Industrial Conglomerates)	1,229,507
4,920	Siemens Healthineers AG(b) (Health Care Equipment & Supplies)	211,046
337,546	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	682,457
9,614	Vonovia SE (Real Estate Management & Development)	207,487

		9,703,273

Hong Kong – 2.3%
98,200	AIA Group Ltd. (Insurance)	817,604
40,000	ESR Group Ltd. (Real Estate Management & Development)	100,615
28,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	45,980
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	86
14,596	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	498,926
500	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	25,279
181,487	Link REIT (Equity Real Estate Investment Trusts (REITs))	1,266,871
24,276	Sino Land Co. Ltd. (Real Estate Management & Development)	31,931
500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,518

Shares	Description	Value

Common Stocks (continued)
Hong Kong (continued)
400	Swire Properties Ltd. (Real Estate Management & Development)	$ 861
23,500	Techtronic Industries Co. Ltd. (Machinery)	224,240

		3,017,911

Ireland – 0.6%
24,567	CRH PLC (Construction Materials)	789,874

Israel – 0.5%
61,705	ICL Group Ltd. Class G (Chemicals)	494,531
1,400	Wix.com Ltd.*(a) (IT Services)	109,522

		604,053

Italy – 1.6%
3,890	Amplifon SpA (Health Care Providers & Services)	101,351
25,578	Coca-Cola HBC AG* (Beverages)	534,449
2,914	Davide Campari-Milano NV (Beverages)	25,782
1,438	DiaSorin SpA (Health Care Equipment & Supplies)	160,470
128,207	Enel SpA (Electric Utilities)	525,806
4,925	Eni SpA (Oil, Gas & Consumable Fuels)	52,346
47,270	Mediobanca Banca di Credito Finanziario SpA (Banks)	369,875
2,098	Moncler SpA (Textiles, Apparel & Luxury Goods)	85,650
48,753	Snam SpA (Gas Utilities)	197,056

		2,052,785

Japan – 21.2%
2,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	110,834
14,500	AGC, Inc. (Building Products)	451,412
2,200	Aisin Corp. (Auto Components)	56,627
1,600	Asahi Group Holdings Ltd. (Beverages)	49,882
7,100	Astellas Pharma, Inc. (Pharmaceuticals)	94,056
5,700	Benefit One, Inc. (Professional Services)	79,895
22,600	Bridgestone Corp. (Auto Components)	730,905
17,800	Canon, Inc. (Technology Hardware, Storage & Peripherals)	388,797
11,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	289,804
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	23,850
19,600	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	547,837
1,200	Daikin Industries Ltd. (Building Products)	184,643
2,400	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	224,501
132,700	Daiwa Securities Group, Inc. (Capital Markets)	520,834
4,400	Denso Corp. (Auto Components)	201,182
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	330,678
6,400	Eisai Co. Ltd. (Pharmaceuticals)	343,418

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Japan (continued)
4,000	FANUC Corp. (Machinery)	$ 561,657
100	Fast Retailing Co. Ltd. (Specialty Retail)	52,994
2,600	Fuji Electric Co. Ltd. (Electrical Equipment)	95,292
1,300	Hikari Tsushin, Inc. (Specialty Retail)	152,710
1,916	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	251,272
3,700	Hitachi Construction Machinery Co. Ltd. (Machinery)	68,764
1,400	Hitachi Ltd. (Industrial Conglomerates)	59,579
1,200	Honda Motor Co. Ltd. (Automobiles)	26,047
3,100	Hoya Corp. (Health Care Equipment & Supplies)	298,711
6,800	Iida Group Holdings Co. Ltd. (Household Durables)	92,047
7,700	Isuzu Motors Ltd. (Automobiles)	85,142
39,600	ITOCHU Corp. (Trading Companies & Distributors)	955,861
2,000	Japan Exchange Group, Inc. (Capital Markets)	27,030
16,700	Japan Post Insurance Co. Ltd. (Insurance)	233,902
21,900	Japan Tobacco, Inc. (Tobacco)	359,877
6,400	JSR Corp. (Chemicals)	121,361
12,400	Kajima Corp. (Construction & Engineering)	117,534
9,300	Kakaku.com, Inc. (Interactive Media & Services)	157,599
1,700	Kao Corp. (Personal Products)	69,174
600	Keyence Corp. (Electronic Equipment, Instruments & Components)	198,336
900	Kikkoman Corp. (Food Products)	51,022
32,500	Kirin Holdings Co. Ltd. (Beverages)	500,686
12,500	Komatsu Ltd. (Machinery)	227,604
1,700	Kose Corp. (Personal Products)	175,277
400	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	40,233
30,600	Lixil Corp. (Building Products)	448,987
9,700	M3, Inc. (Health Care Technology)	270,841
2,100	Makita Corp. (Machinery)	40,751
52,200	Marubeni Corp. (Trading Companies & Distributors)	455,471
400	Mercari, Inc.* (Internet & Direct Marketing Retail)	5,335
30,600	Mitsubishi Corp. (Trading Companies & Distributors)	836,917
5,700	Mitsubishi Electric Corp. (Electrical Equipment)	51,574
49,600	Mitsubishi HC Capital, Inc. (Diversified Financial Services)	213,192
162,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	735,239
12,100	Mitsui & Co. Ltd. (Trading Companies & Distributors)	257,485
12,500	Mitsui OSK Lines Ltd. (Marine)	223,657

Shares	Description	Value

Common Stocks (continued)
Japan (continued)
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	$ 362,813
6,900	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	317,587
400	Nidec Corp. (Electrical Equipment)	22,390
10,400	Nihon M&A Center Holdings, Inc. (Professional Services)	118,946
15,000	Nintendo Co. Ltd. (Entertainment)	605,014
2,700	Nippon Express Holdings, Inc. (Air Freight & Logistics)	137,238
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	6,755
23	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	50,426
1	Nippon Steel Corp. (Metals & Mining)	14
24,600	Nippon Yusen KK (Marine)	417,557
5,000	Nisshin Seifun Group, Inc. (Food Products)	50,502
4,200	Nitto Denko Corp. (Chemicals)	227,412
51,900	Nomura Holdings, Inc. (Capital Markets)	171,938
10,000	Nomura Research Institute Ltd. (IT Services)	244,232
1,100	Obic Co. Ltd. (IT Services)	147,503
300	Odakyu Electric Railway Co. Ltd. (Road & Rail)	3,866
5,100	Olympus Corp. (Health Care Equipment & Supplies)	98,112
1,700	Omron Corp. (Electronic Equipment, Instruments & Components)	77,889
400	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	54,252
5,400	Otsuka Corp. (IT Services)	168,412
45,300	Panasonic Corp. (Household Durables)	318,098
13,200	Pola Orbis Holdings, Inc. (Personal Products)	149,092
17,500	Recruit Holdings Co. Ltd. (Professional Services)	504,099
66,300	Resona Holdings, Inc. (Banks)	242,622
1,000	Ryohin Keikaku Co. Ltd. (Multiline Retail)	8,368
13,900	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	189,797
2,400	Sekisui House Ltd. (Household Durables)	39,750
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	97,074
3,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	385,932
300	Shiseido Co. Ltd. (Personal Products)	10,514
144,500	SoftBank Corp. (Wireless Telecommunication Services)	1,442,966
3,400	SoftBank Group Corp. (Wireless Telecommunication Services)	115,230
900	Sompo Holdings, Inc. (Insurance)	36,010

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Japan (continued)
7,500	Sony Group Corp. (Household Durables)	$ 483,108
3,700	Subaru Corp. (Automobiles)	55,916
11,800	Sumitomo Corp. (Trading Companies & Distributors)	145,782
6,900	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	197,730
46,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,291,821
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	8,532
2,700	Sysmex Corp. (Health Care Equipment & Supplies)	144,278
38,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	991,969
3,000	TDK Corp. (Electronic Equipment, Instruments & Components)	92,611
4,800	Tokio Marine Holdings, Inc. (Insurance)	85,311
4,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,059,498
300	Tokyo Gas Co. Ltd. (Gas Utilities)	5,064
3,900	TOTO Ltd. (Building Products)	130,235
137,100	Toyota Motor Corp. (Automobiles)	1,791,958
2,500	Toyota Tsusho Corp. (Trading Companies & Distributors)	77,437
40,500	USS Co. Ltd. (Specialty Retail)	625,486
800	Yamaha Corp. (Leisure Products)	28,427
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	3,003
900	Yaskawa Electric Corp. (Machinery)	25,900
3,900	ZOZO, Inc. (Internet & Direct Marketing Retail)	78,069

		27,292,860

Macau – 0.3%
37,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	217,482
77,600	Sands China Ltd.* (Hotels, Restaurants & Leisure)	193,241

		410,723

Netherlands – 4.9%
466	Adyen NV* (IT Services)	581,177
1	Akzo Nobel NV (Chemicals)	57
414	Argenx SE* (Biotechnology)	147,333
600	ASM International NV (Semiconductors & Semiconductor Equipment)	134,344
5,588	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,314,990
42	Heineken NV (Beverages)	3,668
2,547	Just Eat Takeaway.com NV* (Internet & Direct Marketing Retail)	39,508
4,249	NN Group NV (Insurance)	165,260
9,477	OCI NV (Chemicals)	346,968
3,570	Randstad NV (Professional Services)	154,084

Shares	Description	Value

Common Stocks (continued)
Netherlands (continued)
93,057	Shell PLC (Oil, Gas & Consumable Fuels)	$ 2,309,157
4,247	Universal Music Group NV (Entertainment)	79,547

		6,276,093

New Zealand – 1.2%
9,788	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	101,452
72,731	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	195,159
431,563	Spark New Zealand Ltd. (Diversified Telecommunication Services)	1,207,406

		1,504,017

Norway – 0.5%
2,580	Aker BP ASA (Oil, Gas & Consumable Fuels)	74,058
12,697	DNB Bank ASA (Banks)	201,477
58	Gjensidige Forsikring ASA (Insurance)	995
18,513	Norsk Hydro ASA (Metals & Mining)	99,339
9,166	Orkla ASA (Food Products)	66,630
27,368	Telenor ASA (Diversified Telecommunication Services)	250,475

		692,974

Portugal – 0.2%
14,664	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	141,088
9,319	Jeronimo Martins SGPS SA (Food & Staples Retailing)	173,552

		314,640

Russia(c) –0.0%
74,513	Evraz PLC (Metals & Mining)	—

Singapore – 1.5%
238	CDL Hospitality Trusts (Equity Real Estate Investment Trusts (REITs))	193
1,500	City Developments Ltd. (Real Estate Management & Development)	7,905
36,746	DBS Group Holdings Ltd. (Banks)	850,058
5,200	Keppel Corp. Ltd. (Industrial Conglomerates)	25,022
2,866	Sea Ltd. ADR*(a) (Entertainment)	160,639
17,600	Singapore Exchange Ltd. (Capital Markets)	115,463
208,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	517,760
121,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	224,381

		1,901,421

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
South Africa – 0.0%
997	Anglo American PLC (Metals & Mining)	$ 29,936

South Korea* – 0.2%
8,464	Delivery Hero SE (Internet & Direct Marketing Retail)	309,166

Spain – 2.6%
205	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	4,606
169	Amadeus IT Group SA* (IT Services)	7,835
46,749	Enagas SA (Gas Utilities)	723,625
98,111	Endesa SA (Electric Utilities)	1,473,583
27,875	Ferrovial SA (Construction & Engineering)	632,724
11,487	Industria de Diseno Textil SA (Specialty Retail)	237,053
4,442	Naturgy Energy Group SA (Gas Utilities)	102,759
6,715	Red Electrica Corp. SA (Electric Utilities)	103,046
1,694	Siemens Gamesa Renewable Energy SA* (Electrical Equipment)	29,535

		3,314,766

Sweden – 2.1%
17,280	Atlas Copco AB Class A (Machinery)	160,606
45,108	Atlas Copco AB Class B (Machinery)	373,901
35,682	Electrolux AB Class B (Household Durables)	370,857
10,171	Embracer Group AB* (Entertainment)	60,285
6,784	EQT AB (Capital Markets)	131,081
43,039	Nibe Industrier AB Class B (Building Products)	383,917
2,714	Orron Energy AB (Independent Power and Renewable Electricity Producers)	4,843
74,469	Skandinaviska Enskilda Banken AB Class A (Banks)	709,746
1	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	6
160,198	Telia Co. AB (Diversified Telecommunication Services)	461,383
4,781	Volvo AB Class B (Machinery)	67,656

		2,724,281

Switzerland – 10.4%
7,092	Adecco Group AG (Professional Services)	195,736
2,483	Bachem Holding AG (Life Sciences Tools & Services)	156,161
501	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	47,292
3,361	Clariant AG* (Chemicals)	53,688
313	Geberit AG (Building Products)	134,211
12,034	Holcim Ltd.* (Construction Materials)	493,160
37,662	Nestle SA (Food Products)	4,073,420

Shares	Description	Value

Common Stocks (continued)
Switzerland (continued)
28,173	Novartis AG (Pharmaceuticals)	$ 2,147,823
672	Partners Group Holding AG (Capital Markets)	540,815
5,781	Roche Holding AG (Pharmaceuticals)	1,881,904
164	SGS SA (Professional Services)	350,918
918	Sonova Holding AG (Health Care Equipment & Supplies)	202,016
3,062	Straumann Holding AG (Health Care Equipment & Supplies)	280,051
1,211	VAT Group AG(b) (Machinery)	245,747
6,693	Zurich Insurance Group AG (Insurance)	2,668,168

		13,471,110

United Kingdom – 10.4%
1,429	Ashtead Group PLC (Trading Companies & Distributors)	64,176
24,776	AstraZeneca PLC ADR(a) (Pharmaceuticals)	1,358,716
340,902	Aviva PLC (Insurance)	1,462,074
74,021	BAE Systems PLC (Aerospace & Defense)	650,380
35,013	Barclays PLC (Banks)	55,710
16,560	BP PLC ADR(a) (Oil, Gas & Consumable Fuels)	472,788
18,061	British American Tobacco PLC (Tobacco)	647,623
3,310	Coca-Cola Europacific Partners PLC(a) (Beverages)	141,072
13,945	Diageo PLC (Beverages)	586,994
7,315	Experian PLC (Professional Services)	214,129
36,231	Haleon PLC ADR* (Personal Products)	220,647
240,798	HSBC Holdings PLC (Banks)	1,246,818
29,201	Imperial Brands PLC (Tobacco)	600,456
133,694	M&G PLC (Diversified Financial Services)	246,280
43,746	National Grid PLC (Multi-Utilities)	450,326
64,199	Persimmon PLC (Household Durables)	878,003
43,583	Phoenix Group Holdings PLC (Insurance)	253,821
1,916	Reckitt Benckiser Group PLC (Household Products)	126,995
17,073	RELX PLC (Professional Services)	417,191
104,337	Rolls-Royce Holdings PLC* (Aerospace & Defense)	79,907
21,186	Segro PLC (Equity Real Estate Investment Trusts (REITs))	176,773
43,499	SSE PLC (Electric Utilities)	734,524
9,344	St. James’s Place PLC (Capital Markets)	106,411
14,900	Unilever PLC (Personal Products)	655,843
20,386	Unilever PLC ADR(a) (Personal Products)	893,722
54,903	Vodafone Group PLC ADR(a) (Wireless Telecommunication Services)	622,051

		13,363,430

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
United States – 1.2%
436	CyberArk Software Ltd.* (Software)	$ 65,374
39,661	GSK PLC ADR(a) (Pharmaceuticals)	1,167,223
1,743	Schneider Electric SE (Electrical Equipment)	196,873
23,087	Sinch AB* (Software)	30,607
4,973	Tenaris SA (Energy Equipment & Services)	64,346

		1,524,423

TOTAL COMMON STOCKS (Cost $137,987,043)		$125,656,370

Shares	Dividend Rate	Value

Preferred Stocks – 0.3%
Germany – 0.3%
Sartorius AG (Life Sciences Tools & Services)
1,081	0.357%	$ 373,923
(Cost $328,675)

TOTAL INVESTMENTS – 97.7% (Cost $138,315,718)		$126,030,293

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		2,980,799

NET ASSETS – 100.0%		$129,011,092

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

Sector	% of Total Market Value
Financials	19.1%
Industrials	14.1
Health Care	12.3
Consumer Discretionary	11.5
Consumer Staples	10.2
Materials	8.5
Information Technology	6.7
Communication Services	5.6
Utilities	4.0
Energy	4.0
Real Estate	1.7
TOTAL INVESTMENTS	97.7%

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	24	12/16/22	$779,728	$(27,552)
FTSE 100 Index	4	12/16/22	308,815	(11,802)
Hang Seng Index	1	10/28/22	109,623	(4,031)
MSCI Singapore Index	1	10/28/22	19,540	(135)
Topix Index	3	12/08/22	380,571	(9,853)

TOTAL FUTURES CONTRACTS				$(53,373)

WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Nikkei 225 Index	$ 28,250.00	12/09/2022	(54)	$(152,550,000)	$(80,218)	$(354,272)	$274,054
Euro Stoxx 50 Index	3,625.00	12/16/2022	(690)	$(250,125,000)	$(267,789)	$(707,982)	$440,193
FTSE 100 Index	7,400.00	12/16/2022	(94)	(69,560,000)	(80,816)	(225,592)	144,776

TOTAL			(838)		$(428,823)	$(1,287,846)	$859,023

Investment Abbreviations:
ADR	—American Depositary Receipt
AGC	—Assured Guaranty Corp.
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Aerospace & Defense – 1.8%
622	Axon Enterprise, Inc.*	$ 71,996
849	HEICO Corp.	122,239
5,917	HEICO Corp. Class A	678,206
26,897	Hexcel Corp.	1,391,113
53,634	Lockheed Martin Corp.	20,718,278
265,130	Raytheon Technologies Corp.	21,703,542
7,591	Spirit AeroSystems Holdings, Inc. Class A	166,395

		44,851,769

Air Freight & Logistics – 0.8%
123,498	United Parcel Service, Inc. Class B	19,949,867

Auto Components – 0.1%
12,900	Lear Corp.	1,544,001

Automobiles – 2.8%
955,400	Ford Motor Co.	10,700,480
222,033	Tesla, Inc.*	58,894,253

		69,594,733

Banks – 4.3%
411,279	Bank of America Corp.	12,420,626
7,300	First Hawaiian, Inc.	179,799
3,600	First Horizon Corp.	82,440
152,700	FNB Corp.	1,771,320
1,244,300	Huntington Bancshares, Inc.	16,399,874
250,329	JPMorgan Chase & Co.(a)	26,159,380
104,900	The PNC Financial Services Group, Inc.	15,674,158
431,100	Truist Financial Corp.	18,770,094
242,400	U.S. Bancorp	9,773,568
412,300	Umpqua Holdings Corp.	7,046,207
8,800	Webster Financial Corp.	397,760

		108,675,226

Beverages – 1.9%
129,982	PepsiCo, Inc.	21,220,861
453,300	The Coca-Cola Co.(a)	25,393,866

		46,614,727

Biotechnology – 2.6%
202,786	AbbVie, Inc.(a)	27,215,909
1,200	Alnylam Pharmaceuticals, Inc.*	240,192
57,402	Amgen, Inc.	12,938,411
3,365	BioMarin Pharmaceutical, Inc.*	285,251
10,307	Exact Sciences Corp.*	334,874
339,794	Gilead Sciences, Inc.	20,961,892
2,541	Ionis Pharmaceuticals, Inc.*	112,388
3,600	Mirati Therapeutics, Inc.*	251,424
3,342	Natera, Inc.*	146,447
5,597	Novavax, Inc.*(b)	101,865
7,174	Sarepta Therapeutics, Inc.*	793,014
6,255	Seagen, Inc.*	855,872

		64,237,539

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.2%
30	Carlisle Cos., Inc.	$ 8,412
101,300	Johnson Controls International PLC	4,985,986

		4,994,398

Capital Markets – 3.0%
142,500	Ares Management Corp. Class A	8,827,875
19,500	BlackRock, Inc.	10,730,460
307,800	Franklin Resources, Inc.	6,623,856
296,700	Janus Henderson Group PLC	6,025,977
53,600	Jefferies Financial Group, Inc.	1,581,200
1,138	LPL Financial Holdings, Inc.	248,630
324,064	Morgan Stanley	25,604,297
4,125	Robinhood Markets, Inc. Class A*	41,662
80,800	State Street Corp.	4,913,448
72,100	T. Rowe Price Group, Inc.	7,571,221
82,300	The Carlyle Group, Inc.	2,126,632
55,900	Virtu Financial, Inc. Class A	1,161,043

		75,456,301

Chemicals – 1.3%
32,826	Air Products & Chemicals, Inc.	7,639,595
8,341	Ashland Global Holdings, Inc.	792,145
3	Dow, Inc.	132
69,700	Eastman Chemical Co.	4,952,185
88,620	Element Solutions, Inc.	1,441,847
211,301	Huntsman Corp.	5,185,326
47,291	Linde PLC	12,749,181
30,420	The Chemours Co.	749,853

		33,510,264

Commerical Services & Supplies – 0.0%
2,674	Tetra Tech, Inc.	343,689
3,375	Waste Connections, Inc.	456,064

		799,753

Communications Equipment – 1.0%
486,948	Cisco Systems, Inc.(a)	19,477,920
195,100	Juniper Networks, Inc.	5,096,012

		24,573,932

Construction & Engineering – 0.0%
36,900	MDU Resources Group, Inc.	1,009,215

Consumer Finance – 0.4%
144,402	Ally Financial, Inc.	4,018,707
49,536	American Express Co.	6,682,902
5,600	OneMain Holdings, Inc.	165,312
3,600	SLM Corp.	50,364

		10,917,285

Containers & Packaging – 0.9%
384,900	Amcor PLC	4,129,977
252,799	International Paper Co.	8,013,728
68,000	Packaging Corp. of America	7,635,720

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – (continued)
41,000	Sonoco Products Co.	$ 2,325,930

		22,105,355

Diversified Consumer Services – 0.1%
10,974	ADT, Inc.(b)	82,196
945	Bright Horizons Family Solutions, Inc.*	54,479
33,600	H&R Block, Inc.	1,429,344
54,683	Mister Car Wash, Inc.*	469,180
6,100	Service Corp. International	352,214

		2,387,413

Diversified Financial Services – 1.6%
149,800	Apollo Global Management, Inc.	6,965,700
106,514	Berkshire Hathaway, Inc. Class B*	28,441,368
207,300	Equitable Holdings, Inc.	5,462,355

		40,869,423

Diversified Telecommunication Services(a) –2.0%
1,370,228	AT&T, Inc.	21,019,298
778,902	Verizon Communications, Inc.	29,574,909

		50,594,207

Electric Utilities – 2.3%
1,400	Avangrid, Inc.	58,380
260,800	Duke Energy Corp.	24,259,616
242,000	OGE Energy Corp.	8,823,320
357,001	The Southern Co.	24,276,068

		57,417,384

Electrical Equipment – 0.8%
8,980	ChargePoint Holdings, Inc.*(b)	132,545
79,862	Eaton Corp. PLC	10,650,396
90,362	Emerson Electric Co.	6,616,306
10,822	Hubbell, Inc.	2,413,306
2,143	nVent Electric PLC	67,740
16,930	Plug Power, Inc.*	355,699
22,103	Sunrun, Inc.*	609,822

		20,845,814

Electronic Equipment, Instruments & Components – 0.4%
31,900	Avnet, Inc.	1,152,228
83,130	National Instruments Corp.	3,137,326
44,664	TE Connectivity Ltd.	4,929,119

		9,218,673

Entertainment* – 0.8%
37,917	Netflix, Inc.	8,927,178
16,028	ROBLOX Corp. Class A	574,444
6,080	Roku, Inc.	342,912
103,499	The Walt Disney Co.	9,763,061

		19,607,595

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.6%
193,091	American Homes 4 Rent Class A	$ 6,335,316
41,700	Apartment Income REIT Corp.	1,610,454
59,987	Camden Property Trust	7,165,447
38,400	Crown Castle, Inc.	5,550,720
17,100	CubeSmart	685,026
15,900	Equinix, Inc.	9,044,556
4,300	Equity LifeStyle Properties, Inc.	270,212
1,800	First Industrial Realty Trust, Inc.	80,658
6,800	Healthcare Realty Trust, Inc.(a)	141,780
125,900	Invitation Homes, Inc.	4,251,643
2,600	Kilroy Realty Corp.	109,486
2,700	Life Storage, Inc.	299,052
5	Omega Healthcare Investors, Inc.	147
52,900	Prologis, Inc.	5,374,640
17,900	Public Storage	5,241,299
3,100	Rayonier, Inc.	92,907
1	Realty Income Corp.	58
82,100	Rexford Industrial Realty, Inc.	4,269,200
36,600	SBA Communications Corp.	10,418,190
24,593	Sun Communities, Inc.	3,328,171

		64,268,962

Food & Staples Retailing – 1.7%
35,861	Costco Wholesale Corp.	16,936,074
306,400	Walgreens Boots Alliance, Inc.	9,620,960
122,845	Walmart, Inc.	15,932,997

		42,490,031

Food Products – 0.7%
1,003	Bunge Ltd.	82,818
158,500	Conagra Brands, Inc.	5,171,855
78,000	Flowers Foods, Inc.	1,925,820
295,400	The Kraft Heinz Co.	9,851,590

		17,032,083

Gas Utilities – 0.1%
26,795	National Fuel Gas Co.	1,649,232

Health Care Equipment & Supplies – 2.9%
193,406	Abbott Laboratories	18,713,964
60,046	Dexcom, Inc.*	4,836,105
11,300	Insulet Corp.*	2,592,220
47,002	Intuitive Surgical, Inc.*	8,810,055
342,653	Medtronic PLC	27,669,230
10,738	Novocure Ltd.*	815,873
2,341	Penumbra, Inc.*	443,854
47,640	Stryker Corp.	9,649,006
5,780	Tandem Diabetes Care, Inc.*	276,573

		73,806,880

Health Care Providers & Services – 2.5%
14,631	Acadia Healthcare Co., Inc.*	1,143,852
14,324	agilon health, Inc.*	335,468
32,184	Cigna Corp.	8,930,095
107,578	CVS Health Corp.	10,259,714

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
7,028	Guardant Health, Inc.*	$ 378,317
35,823	Oak Street Health, Inc.*	878,380
11,433	Signify Health, Inc. Class A*	333,272
82,636	UnitedHealth Group, Inc.(a)	41,734,485

		63,993,583

Health Care Technology* – 0.0%
1,533	Certara, Inc.	20,358
2,609	Definitive Healthcare Corp.	40,544
17,424	Teladoc Health, Inc.	441,698
2,086	Veeva Systems, Inc. Class A	343,940

		846,540

Hotels, Restaurants & Leisure – 0.7%
11,871	Aramark	370,375
3,330	Booking Holdings, Inc.*	5,471,890
3,627	Choice Hotels International, Inc.	397,229
11,719	Hyatt Hotels Corp. Class A*	948,770
15,465	Planet Fitness, Inc. Class A*	891,712
6,000	Six Flags Entertainment Corp.*	106,200
95,796	Starbucks Corp.	8,071,771
59,400	Travel + Leisure Co.	2,026,728
4,043	Wyndham Hotels & Resorts, Inc.	248,038

		18,532,713

Household Durables – 0.3%
20,027	Lennar Corp. Class B	1,191,807
13,520	Toll Brothers, Inc.	567,840
48,800	Whirlpool Corp.	6,578,728

		8,338,375

Household Products – 1.6%
84,098	Kimberly-Clark Corp.	9,464,389
236,198	The Procter & Gamble Co.	29,819,997

		39,284,386

Independent Power and Renewable Electricity Producers – 0.0%
12,062	Brookfield Renewable Corp. Class A	394,186
25,367	Vistra Corp.	532,707

		926,893

Industrial Conglomerates – 0.6%
142,868	3M Co.	15,786,914

Insurance – 2.0%
3,100	Axis Capital Holdings Ltd.	152,365
27,900	CNA Financial Corp.	1,029,510
1,800	Erie Indemnity Co. Class A	400,158
253,400	Fidelity National Financial, Inc.	9,173,080
42,800	First American Financial Corp.	1,973,080
588,606	Old Republic International Corp.	12,319,524
240,100	Prudential Financial, Inc.	20,595,778
90,300	Unum Group	3,503,640

		49,147,135

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 4.3%
625,753	Alphabet, Inc. Class A	$ 59,853,274
249,320	Alphabet, Inc. Class C(a)	23,972,118
1	Match Group, Inc.	48
178,323	Meta Platforms, Inc. Class A	24,194,865
66,700	Snap, Inc. Class A	654,994
8,600	ZoomInfo Technologies, Inc.	358,276

		109,033,575

Internet & Direct Marketing Retail* – 3.4%
738,568	Amazon.com, Inc.(a)	83,458,184
2,200	DoorDash, Inc. Class A	108,790
1,118	MercadoLibre, Inc.	925,458

		84,492,432

IT Services – 5.2%
51,939	Accenture PLC Class A	13,363,905
17,776	Affirm Holdings, Inc.*	333,478
24,385	Automatic Data Processing, Inc.	5,515,643
25,047	Block, Inc.*	1,377,334
31,700	Cloudflare, Inc. Class A*	1,753,327
200	Globant SA*	37,416
229,601	International Business Machines Corp.	27,278,895
3	Kyndryl Holdings, Inc.*	25
56,527	Mastercard, Inc. Class A	16,072,887
10,788	MongoDB, Inc.*	2,142,065
11,826	Okta, Inc.*	672,545
126,300	Paychex, Inc.	14,172,123
84,961	PayPal Holdings, Inc.*	7,312,593
14,600	Snowflake, Inc. Class A*	2,481,416
831,399	The Western Union Co.	11,223,886
6,461	Toast, Inc.*	108,028
14,800	Twilio, Inc. Class A*	1,023,272
137,741	Visa, Inc. Class A	24,469,689

		129,338,527

Leisure Products – 0.0%
11,100	Brunswick Corp.	726,495

Life Sciences Tools & Services – 1.8%
7,852	10X Genomics, Inc. Class A*	223,625
7,981	Azenta, Inc.	342,066
68,725	Danaher Corp.	17,750,980
4,700	Maravai LifeSciences Holdings, Inc. Class A*	119,991
21,400	Repligen Corp.*	4,004,154
42,810	Thermo Fisher Scientific, Inc.	21,712,804

		44,153,620

Machinery – 1.0%
83,405	Caterpillar, Inc.	13,685,092
1,600	Flowserve Corp.	38,880
67,250	Illinois Tool Works, Inc.	12,148,713

		25,872,685

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – 1.2%
398,119	Comcast Corp. Class A	$ 11,676,830
146,200	Omnicom Group, Inc.	9,223,758
349,401	The Interpublic Group of Cos., Inc.	8,944,666

		29,845,254

Metals & Mining – 0.9%
7,833	Alcoa Corp.	263,659
19,700	Royal Gold, Inc.	1,848,254
449,300	Southern Copper Corp.	20,146,612
63,500	SSR Mining, Inc.	934,085
4,946	Steel Dynamics, Inc.	350,918
2,490	United States Steel Corp.	45,119

		23,588,647

Multiline Retail – 0.4%
65,200	Target Corp.	9,675,028

Multi-Utilities – 1.4%
153,300	Consolidated Edison, Inc.	13,147,008
159,597	Dominion Energy, Inc.	11,029,749
193,600	Public Service Enterprise Group, Inc.	10,886,128

		35,062,885

Oil, Gas & Consumable Fuels – 3.6%
237,098	Chevron Corp.	34,063,870
111,000	ConocoPhillips	11,359,740
48,928	EOG Resources, Inc.	5,466,725
395,119	Exxon Mobil Corp.(a)	34,497,840
72,974	Occidental Petroleum Corp.	4,484,252

		89,872,427

Paper & Forest Products – 0.0%
7	Sylvamo Corp.	237

Pharmaceuticals – 5.4%
279,101	Bristol-Myers Squibb Co.	19,841,290
65,539	Eli Lilly & Co.	21,192,036
230,334	Johnson & Johnson	37,627,362
326,853	Merck & Co., Inc.	28,148,580
7	Organon & Co	164
653,399	Pfizer, Inc.	28,592,740
5	Viatris, Inc.	43

		135,402,215

Professional Services – 0.2%
7,733	Booz Allen Hamilton Holding Corp.	714,143
11,847	KBR, Inc.	512,027
33,200	ManpowerGroup, Inc.	2,147,708
13,451	TransUnion	800,200

		4,174,078

Real Estate Management & Development* – 0.0%
83	WeWork, Inc. Class A	220

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 1.1%
37,846	Norfolk Southern Corp.	$ 7,934,414
23,800	Ryder System, Inc.	1,796,662
97,362	Union Pacific Corp.	18,968,065

		28,699,141

Semiconductors & Semiconductor Equipment – 5.5%
161,193	Advanced Micro Devices, Inc.*	10,213,188
84,300	Analog Devices, Inc.	11,746,362
50,590	Broadcom, Inc.	22,462,466
511,509	Intel Corp.	13,181,587
17,275	KLA Corp.	5,227,933
23,953	Lam Research Corp.	8,766,798
46,559	Marvell Technology, Inc.	1,997,847
223,525	NVIDIA Corp.	27,133,700
115,597	QUALCOMM, Inc.	13,060,149
151,650	Texas Instruments, Inc.(a)	23,472,387

		137,262,417

Software – 8.2%
35,273	Adobe, Inc.*	9,707,130
1,600	AppLovin Corp. Class A*	31,184
4,600	Atlassian Corp. PLC Class A*	968,714
7,300	Avalara, Inc.*	670,140
8,300	Bill.com Holdings, Inc.*	1,098,671
9,333	Confluent, Inc. Class A*	221,846
9,000	Coupa Software, Inc.*	529,200
16,800	Crowdstrike Holdings, Inc. Class A*	2,768,808
31,100	Datadog, Inc. Class A*	2,761,058
22,268	DocuSign, Inc.*	1,190,670
18,400	Dynatrace, Inc.*	640,504
800	Elastic NV*	57,392
400	Five9, Inc.*	29,992
10,700	HubSpot, Inc.*	2,890,284
35,020	Intuit, Inc.	13,563,946
592,525	Microsoft Corp.(a)	137,999,073
71,942	Oracle Corp.	4,393,498
55,900	Palantir Technologies, Inc. Class A*	454,467
1,600	RingCentral, Inc. Class A*	63,936
79,036	Salesforce, Inc.*	11,368,538
14,136	SentinelOne, Inc. Class A*	361,316
24,462	ServiceNow, Inc.*	9,237,096
11,000	Smartsheet, Inc. Class A*	377,960
11,619	The Trade Desk, Inc. Class A*	694,235
33,972	Unity Software, Inc.*	1,082,348
1,526	Zoom Video Communications, Inc. Class A*	112,298
18,100	Zscaler, Inc.*	2,975,097

		206,249,401

Specialty Retail – 2.4%
66,600	Best Buy Co., Inc.	4,218,444
31,400	Dick’s Sporting Goods, Inc.	3,285,696
70,499	Lowe’s Cos., Inc.	13,240,417

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
10,700	Penske Automotive Group, Inc.	$ 1,053,201
133,876	The Home Depot, Inc.	36,941,744
5,800	Williams-Sonoma, Inc.	683,530

		59,423,032

Technology Hardware, Storage & Peripherals – 7.2%
1,273,459	Apple, Inc.(a)	175,992,034
51,500	Dell Technologies, Inc. Class C	1,759,755
3,494	Pure Storage, Inc. Class A*	95,631
68,800	Seagate Technology Holdings PLC	3,662,224

		181,509,644

Textiles, Apparel & Luxury Goods – 0.4%
3	Kontoor Brands, Inc.	101
112,257	NIKE, Inc. Class B	9,330,802

		9,330,903

Tobacco – 0.8%
191,263	Altria Group, Inc.	7,723,200
138,734	Philip Morris International, Inc.	11,516,309

		19,239,509

Trading Companies & Distributors – 0.8%
126,498	Fastenal Co.	5,823,968

95,100	MSC Industrial Direct Co., Inc.
	Class A	6,924,231
27,499	Watsco, Inc.	7,079,892

		19,828,091

TOTAL COMMON STOCKS (Cost $2,256,284,839)		$2,508,659,064

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) –0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
253,750	2.911%	$ 253,750
(Cost $253,750)

TOTAL INVESTMENTS – 100.0% (Cost $2,256,538,589)		$2,508,912,814

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(691,163)

NET ASSETS – 100.0%		$2,508,221,651

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	17	12/16/22	$3,061,275	$(411,991)

WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$3,725.00	12/30/2022	(597)	$(222,382,500)	$(7,958,010)	$(7,658,316)	$(299,694)
S&P 500 Index	4,075.00	11/30/2022	(681)	(277,507,500)	(878,490)	(8,548,327)	7,669,837
S&P 500 Index	$4,190.00	10/31/2022	(709)	$(297,071,000)	$(81,535)	$(10,065,092)	$9,983,557

TOTAL			(1,987)		$(8,918,035)	$(26,271,735)	$17,353,700

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Money Market’s Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

The International Equity Dividend and Premium Fund has limited market value in Russian securities. These Russian assets have been fair valued to reflect the limited liquidity and transferability in the current environment. With the closure of local markets and imposition of sanctions in February and March, there is currently only a limited degree of portfolio management

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

actions possible as most of these assets are either sanctioned and/or cannot be settled. These assets continue to be closely monitored and proactively managed to ensure the Fund complies with all sanctions and to maximize shareholder value where possible.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$335,535	$25,858,970	$—
Australia and Oceania	—	12,212,148	—
Europe	6,794,509	80,323,443	—
North America	—	131,765	—
Preferred Stocks	—	373,923	—

Total	$7,130,044	$118,900,249	$—

Derivative Type

Liabilities
Futures Contracts(b)	$(53,373)	$—	$—
Written Option Contracts	(428,823)	—	—

Total	$(482,196)	$—	$—

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$104,805,924	$—	$—
North America	2,403,815,724	—	—
South America	37,416	—	—
Securities Lending Reinvestment Vehicle	253,750	—	—

Total	$2,508,912,814	$—	$—

Derivative Type

Liabilities
Futures Contracts(b)	$(411,991)	$—	$—
Written Option Contracts	(8,918,035)	—	—

Total	$(9,330,026)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Funds . Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.